Other Payables and Accruals (Details) - HKD HKD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Payables And Accruals [Line Items]
Accrued salaries, wages and bonus	HKD 29,819	HKD 25,780
Accrued electricity and water	4,598	5,231
Deposit received	45,260	23,338
Provision for employees' retirement benefit	17,951	20,967
Accrued commission and bonus	7,149	4,916
Accrued transportation expense	962	503
Accrued audit and professional fees	4,203	1,756
Accrued sundries expenses	8,702	8,263
Other payables	30,920	10,742
Others	2,531	2,080
Other Accrued Liabilities, Current	HKD 152,095	HKD 103,576